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RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                              PROSPECTUS SUPPLEMENT
                              DATED AUGUST 6, 2004

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2004
                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                      ("SMARTDESIGN VARIABLE ANNUITY - NY")

The information in this supplement updates and amends certain information contained in the above-referenced prospectus, dated May 1, 2004. You should read and keep this supplement along with the prospectus.

Effective August 6, 2004, the subadviser name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix B is amended to reflect the change in the name of the Subadviser from Aeltus Investment Management, Inc. to ING Investment Management Co. for the following portfolios:

                           ING GET U.S. Core Portfolio
                      ING VP Index Plus LargeCap Portfolio
                       ING VP Index Plus MidCap Portfolio
                      ING VP Index Plus SmallCap Portfolio
                       ING VP Value Opportunity Portfolio

All references to Share Class "2" for the portfolios listed below are removed wherever they appear in the prospectus:

                       ING American Funds Growth Portfolio
                   ING American Funds Growth-Income Portfolio
                   ING American Funds International Portfolio

ING JULIUS BAER FOREIGN PORTFOLIO
---------------------------------
Effective May 1, 2004, the subadviser name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix B for the ING Julius Baer Foreign Portfolio is amended to reflect the change in the name of the Subadviser from Julius Baer Investment Management, Inc. to Julius Baer Investment Management LLC.

INVESCO VARIABLE INVESTMENT FUNDS, INC.
---------------------------------------
Effective August 6, 2004, the fund name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix B for the INVESCO VIF-Leisure Fund (Series I) and the INVESCO VIF-Utilities Fund (Series I) is amended to reflect the change in the name of the fund from INVESCO Variable Investment Funds, Inc. to AIM Variable Insurance Funds.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
-------------------------------------
Effective July 1, 2004, the fee listed under "Investment Advisory Fees" for AIM V.I. Dent Demographic Trends Fund (Series II) in the Fund Expense Table in the prospectus is amended to reflect a fee reduction from 0.85% to 0.77%.

SDVA-NY-133547                                                        08/06/04

ING PIMCO HIGH YIELD PORTFOLIO
------------------------------
All references to the Share Class for the ING PIMCO High Yield Portfolio are amended to read Class "S" wherever they appear in the prospectus.

ING MFS CAPITAL OPPORTUNTIES PORTFOLIO
--------------------------------------
All references to the Share Class for the ING MFS Capital Opportunities Portfolio are amended to read "Initial" Class wherever they appear in the prospectus.

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
---------------------------------------------
Effective July 1, 2004, the fee listed under "Investment Advisory Fees" for the Janus Aspen Series Worldwide Growth Portfolio (Service Class) in the Fund Expense Table in the prospectus is amended to reflect a fee reduction from 0.65% to 0.60%.

ING VP INDEX PLUS LARGE CAP PORTFOLIO
-------------------------------------
The Fund Expense Table is amended to include the following expenses for the ING VP Index Plus Large Cap Portfolio:

---------------------------------------- -------------- --------------- ----------- -------------- ------------ --------------
                                                                                    TOTAL FUND                   NET FUND
                                                                                    ANNUAL                       ANNUAL
                                                        DISTRIBUTION                EXPENSES                     EXPENSES
                                                        AND/OR                      WITHOUT          TOTAL       AFTER
                                          INVESTMENT    SERVICE         OTHER       WAIVERS OR     WAIVERS OR    WAIVERS OR
FUND NAME                                ADVISORY FEES  (12B-1) FEES    EXPENSES    REDUCTIONS     REDUCTIONS    REDUCTIONS
---------------------------------------- -------------- --------------- ----------- -------------- ------------ --------------
---------------------------------------- -------------- --------------- ----------- -------------- ------------ --------------
ING VP Index Plus LargeCap Portfolio         0.35%          0.25%         0.08%         0.68%         0.00%         0.68%
  (Class S) (1)(2)
---------------------------------------- -------------- --------------- ----------- -------------- ------------ --------------

(1) The table above shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.
(2) ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under "Total Waivers or Reductions" in the table above. The expense limit for each Portfolio is shown as "Net Fund Annual Expenses After Waivers or Reductions" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.








RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

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SDVA-NY-133547                                                        08/06/04